Note 11 - Leases - Amortization of Right of Use Asset (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
2023	$ 75,920
2024	62,320
2025	61,827
2026	65,113
2027	51,091
Total	$ 316,271	$ 64,094